Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Current receivables due from related parties	$ 250	$ 12,316
Percentage of financing guaranteed	10.00%
Operating expenses related to variable lease payments	$ 1,100	2,100	$ 17,000
Interest for lease liabilities	21,068	22,533	11,792
CMV
Disclosure of transactions between related parties [line items]
Current receivables due from related parties	0	11,600
Capital contributed	8,500	7,000	0
Contributed capital recognized as losses and included in other financial loss	7,900	7,000	0
Investments in associated companies	$ 600	0		$ 0
Percentage of interest in related parties	10.00%
CMV | Onboard and Other
Disclosure of transactions between related parties [line items]
Services revenue	$ 11,300	23,500	$ 13,000
SCM
Disclosure of transactions between related parties [line items]
Percentage of interest in related parties	50.00%
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed	$ 45,000
Viking Yi Dun
Disclosure of transactions between related parties [line items]
Operating expenses related to variable lease payments	8,100
Depreciation expense related to lease	2,300
Interest for lease liabilities	200
VCAP and its Affiliates
Disclosure of transactions between related parties [line items]
Current receivables due from related parties	$ 200	$ 700